Shareholder Report, Holdings (Details)	Dec. 31, 2025
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.55%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Gold 100 Oz Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | LME Alimnum Futures Mar26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Silver Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Natural Gas Futures Mar26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Copper Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Brent Crude Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Soybean Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Corn Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | WTI Crude Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.49%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.68%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
GraniteShares HIPS US High Income ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.59%
GraniteShares HIPS US High Income ETF | CVR Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
GraniteShares HIPS US High Income ETF | Neuberger High Yield Strategies Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
GraniteShares HIPS US High Income ETF | Western Asset High Income Fund II, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
GraniteShares HIPS US High Income ETF | Prospect Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
GraniteShares HIPS US High Income ETF | Barings BDC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
GraniteShares HIPS US High Income ETF | PIMCO Income Strategy Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
GraniteShares HIPS US High Income ETF | Dorchester Minerals LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
GraniteShares HIPS US High Income ETF | PIMCO High Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
GraniteShares HIPS US High Income ETF | Western Asset Global High Income Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
GraniteShares HIPS US High Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.96%
GraniteShares HIPS US High Income ETF | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.59%
GraniteShares HIPS US High Income ETF | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.29%
GraniteShares HIPS US High Income ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%
GraniteShares HIPS US High Income ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
GraniteShares Nasdaq Select Disruptors ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
GraniteShares Nasdaq Select Disruptors ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
GraniteShares Nasdaq Select Disruptors ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
GraniteShares Nasdaq Select Disruptors ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
GraniteShares Nasdaq Select Disruptors ETF | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
GraniteShares Nasdaq Select Disruptors ETF | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
GraniteShares Nasdaq Select Disruptors ETF | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
GraniteShares Nasdaq Select Disruptors ETF | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
GraniteShares Nasdaq Select Disruptors ETF | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
GraniteShares Nasdaq Select Disruptors ETF | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
GraniteShares Nasdaq Select Disruptors ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.63%
GraniteShares Nasdaq Select Disruptors ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.51%
GraniteShares Nasdaq Select Disruptors ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.09%
GraniteShares Nasdaq Select Disruptors ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
GraniteShares 1.25x Long TSLA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
GraniteShares 1.25x Long TSLA Daily ETF | Tesla, Inc. Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.77%
GraniteShares 1.25x Long TSLA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
GraniteShares 1.25x Long TSLA Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.14%
GraniteShares 1.25x Long TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.76%
GraniteShares 2x Long COIN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%
GraniteShares 2x Long COIN Daily ETF | COIN Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.76%
GraniteShares 2x Long COIN Daily ETF | COIN Equity Swap 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
GraniteShares 2x Long COIN Daily ETF | COIN Equity Swap 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
GraniteShares 2x Long COIN Daily ETF | Receivable Long 2x Coin BMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
GraniteShares 2x Long COIN Daily ETF | Receivable Long 2x Coin GSCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
GraniteShares 2x Long COIN Daily ETF | COIN Equity Swap 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
GraniteShares 2x Long COIN Daily ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
GraniteShares 2x Long COIN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.07%
GraniteShares 2x Long COIN Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.32%
GraniteShares 2x Long COIN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.61%
GraniteShares 2x Long AAPL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.74%
GraniteShares 2x Long AAPL Daily ETF | AAPL Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.62%
GraniteShares 2x Long AAPL Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.74%
GraniteShares 2x Long AAPL Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
GraniteShares 2x Long AAPL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.62%
GraniteShares 2x Long BABA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.46%
GraniteShares 2x Long BABA Daily ETF | Receivable Long BABA Total Return Swap Wells Fargo [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.63%
GraniteShares 2x Long BABA Daily ETF | Receivable Long BABA Total Return Swap Clear Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.78%
GraniteShares 2x Long BABA Daily ETF | BABA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.96%
GraniteShares 2x Long BABA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.46%
GraniteShares 2x Long BABA Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
GraniteShares 2x Long BABA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.37%
GraniteShares 2x Long META Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
GraniteShares 2x Long META Daily ETF | META Equity Swap 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.56%
GraniteShares 2x Long META Daily ETF | Receivable Long 2x Meta Total Return Swap GSCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.08%
GraniteShares 2x Long META Daily ETF | META Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.02%
GraniteShares 2x Long META Daily ETF | Receivable Meta Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
GraniteShares 2x Long META Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
GraniteShares 2x Long META Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.91%
GraniteShares 2x Long META Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.02%
GraniteShares 2x Long NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.45%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.95%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
GraniteShares 2x Long NVDA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.23%
GraniteShares 2x Long NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
GraniteShares 2x Short NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
GraniteShares 2x Short NVDA Daily ETF | NVDA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%
GraniteShares 2x Short NVDA Daily ETF | Receivable Short 2x Nvda GSCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
GraniteShares 2x Short NVDA Daily ETF | GraniteShares Short NVDA swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
GraniteShares 2x Short NVDA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
GraniteShares 2x Short NVDA Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.64%
GraniteShares 2x Short NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
GraniteShares 2x Long TSLA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.33%
GraniteShares 2x Long TSLA Daily ETF | Receivable Long TSLA 2x Total Return Swap Wells Fargo [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.18%
GraniteShares 2x Long TSLA Daily ETF | TSLA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.63%
GraniteShares 2x Long TSLA Daily ETF | ReceivableLong TSLA Total Return Swap Clear Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
GraniteShares 2x Long TSLA Daily ETF | GraniteShares long TSLA swap BOFA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
GraniteShares 2x Long TSLA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.33%
GraniteShares 2x Long TSLA Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
GraniteShares 2x Long TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.71%
GraniteShares 2x Short TSLA Daily ETF | TSLA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
GraniteShares 2x Short TSLA Daily ETF | GraniteShares Short TSLA swap BOFA [Memer]
Holdings [Line Items]
Percent of Net Asset Value	24.62%
GraniteShares 2x Short TSLA Daily ETF | Receivable Short 2x TSLA Cf1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.63%
GraniteShares 2x Short TSLA Daily ETF | GraniteShares Short TSLA swap Clear Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%
GraniteShares 2x Short TSLA Daily ETF | Receivable Short 2x TSLA GSCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
GraniteShares 2x Short TSLA Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.28%
GraniteShares 2x Short TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.72%
GraniteShares 2x Long AMD Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
GraniteShares 2x Long AMD Daily ETF | Receivable Long 2x Amd Total Return Swap Nomura [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
GraniteShares 2x Long AMD Daily ETF | GraniteShares long AMD swap Cantor Fitzgerald [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.56%
GraniteShares 2x Long AMD Daily ETF | Receivable Long 2x Amd Total Return Swap Wells Fargo [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
GraniteShares 2x Long AMD Daily ETF | Receivable Long 2x Amd Total Return Swap Clear Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
GraniteShares 2x Long AMD Daily ETF | AMD Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
GraniteShares 2x Long AMD Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
GraniteShares 2x Long AMD Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
GraniteShares 2x Long AMD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.81%
GraniteShares 2x Long AMZN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
GraniteShares 2x Long AMZN Daily ETF | AMZN Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.62%
GraniteShares 2x Long AMZN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
GraniteShares 2x Long AMZN Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.89%
GraniteShares 2x Long AMZN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.62%
GraniteShares 2x Long MSFT Daily ETF | MSFT Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.25%
GraniteShares 2x Long MSFT Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.75%
GraniteShares 2x Long MSFT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.25%
GraniteShares 2x Short COIN Daily ETF | GraniteShares Short COIN swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.94%
GraniteShares 2x Short COIN Daily ETF | Receivable Short 2x Coin Nomura [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.07%
GraniteShares 2x Short COIN Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
GraniteShares 2x Short COIN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.02%
GraniteShares 2x Long PLTR Daily ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.29%
GraniteShares 2x Long PLTR Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.53%
GraniteShares 2x Long PLTR Daily ETF | GraniteShares long PLTR swap Clear Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%
GraniteShares 2x Long PLTR Daily ETF | Receivable Long 2x PLTR Total Return Swap BMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
GraniteShares 2x Long PLTR Daily ETF | GraniteShares long PLTR swap Cowen [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.06%
GraniteShares 2x Long PLTR Daily ETF | GraniteShares long PLTR swap Nomura [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
GraniteShares 2x Long PLTR Daily ETF | Receivable Long 2x PLTR Wells Fargo [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
GraniteShares 2x Long PLTR Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.29%
GraniteShares 2x Long PLTR Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
GraniteShares 2x Long UBER Daily ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
GraniteShares 2x Long UBER Daily ETF | GraniteShares Long UBER Swap Cowen [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.77%
GraniteShares 2x Long UBER Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
GraniteShares 2x Long UBER Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%
GraniteShares 2x Long UBER Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.77%
GraniteShares 2x Long MU Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.91%
GraniteShares 2x Long MU Daily ETF | Receivable Long 2x M U Total Return Swap Nomura [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.69%
GraniteShares 2x Long MU Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.91%
GraniteShares 2x Long MU Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
GraniteShares 2x Long MU Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
GraniteShares 2x Long TSM Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.55%
GraniteShares 2x Long TSM Daily ETF | Receivable Long 2x M U Total Return Swap Nomura [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.41%
GraniteShares 2x Long TSM Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.55%
GraniteShares 2x Long TSM Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
GraniteShares 2x Long TSM Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
GraniteShares 2x Long CRWD Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.19%
GraniteShares 2x Long CRWD Daily ETF | Receivable Long 2x CRWD Total Return Swap Nomura [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
GraniteShares 2x Long CRWD Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.19%
GraniteShares 2x Long CRWD Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
GraniteShares 2x Long CRWD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.19%
GraniteShares 2x Long SMCI Daily ETF | Receivable Long 2x SMCI Total Return Swap Marex1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.77%
GraniteShares 2x Long SMCI Daily ETF | Total Return Swap Nomura [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.19%
GraniteShares 2x Long SMCI Daily ETF | Receivable Long 2x SMCI Total Return Swap Clear Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
GraniteShares 2x Long SMCI Daily ETF | Receivable Long 2x SMCI Total Return Swap Cf [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
GraniteShares 2x Long SMCI Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.67%
GraniteShares 2x Long SMCI Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.33%
GraniteShares YieldBOOST TSLA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.85%
GraniteShares YieldBOOST TSLA ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
GraniteShares YieldBOOST TSLA ETF | Put TSLR January 29.46 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
GraniteShares YieldBOOST TSLA ETF | Put TSLR January 31.54 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
GraniteShares YieldBOOST TSLA ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.85%
GraniteShares YieldBOOST TSLA ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
GraniteShares YieldBOOST TSLA ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
GraniteShares 2x Long QCOM Daily ETF | Receivable Long 2x QCOM Cowen [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
GraniteShares 2x Long QCOM Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
GraniteShares 2x Long QCOM Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
GraniteShares 2x Long DELL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.04%
GraniteShares 2x Long DELL Daily ETF | Receivable Long 2x DELL Cowen [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.45%
GraniteShares 2x Long DELL Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.04%
GraniteShares 2x Long DELL Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%
GraniteShares 2x Long DELL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.45%
GraniteShares 2x Long INTC Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.77%
GraniteShares 2x Long INTC Daily ETF | Receivable Long 2x INTC Cowen [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.46%
GraniteShares 2x Long INTC Daily ETF | Receivable Long INTC 2x Total Return Swap Cf1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.56%
GraniteShares 2x Long INTC Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.77%
GraniteShares 2x Long INTC Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
GraniteShares 2x Long INTC Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.01%
GraniteShares YieldBOOST QQQ ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.37%
GraniteShares YieldBOOST QQQ ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.66%
GraniteShares YieldBOOST QQQ ETF | Put TQQQ January 49.78 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
GraniteShares YieldBOOST QQQ ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.03%
GraniteShares YieldBOOST QQQ ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
GraniteShares YieldBOOST QQQ ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
GraniteShares YieldBOOST SPY ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.47%
GraniteShares YieldBOOST SPY ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.63%
GraniteShares YieldBOOST SPY ETF | Put SPXL January 206.21 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
GraniteShares YieldBOOST SPY ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
GraniteShares YieldBOOST SPY ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
GraniteShares YieldBOOST SPY ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
GraniteShares 2x Long MARA Daily ETF | Receivable Long 2x MARA Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.08%
GraniteShares 2x Long MARA Daily ETF | GraniteShares long MARA swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
GraniteShares 2x Long MARA Daily ETF | Receivable Long 2x MARA Total Return Swap Cf [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
GraniteShares 2x Long MARA Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.46%
GraniteShares 2x Long MARA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.54%
GraniteShares 2x Long MRVL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.99%
GraniteShares 2x Long MRVL Daily ETF | Receivable Long 2x MRVL Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.09%
GraniteShares 2x Long MRVL Daily ETF | Receivable Long MRVL Total Return Swap Cantor [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
GraniteShares 2x Long MRVL Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.99%
GraniteShares 2x Long MRVL Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%
GraniteShares 2x Long MRVL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.09%
GraniteShares 2x Long IONQ Daily ETF | GraniteShares long IONQ swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.65%
GraniteShares 2x Long IONQ Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.35%
GraniteShares 2x Long IONQ Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.65%
GraniteShares 2x Long VRT Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.64%
GraniteShares 2x Long VRT Daily ETF | GraniteShares Long VRT Swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.24%
GraniteShares 2x Long VRT Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.64%
GraniteShares 2x Long VRT Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.12%
GraniteShares 2x Long VRT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.24%
GraniteShares 2x Long RDDT Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.89%
GraniteShares 2x Long RDDT Daily ETF | GraniteShares Long RDDT Swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.48%
GraniteShares 2x Long RDDT Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.89%
GraniteShares 2x Long RDDT Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
GraniteShares 2x Long RDDT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.48%
GraniteShares 2x Long LCID Daily ETF | Receivable Long Lcid Total Return Swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.26%
GraniteShares 2x Long LCID Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.74%
GraniteShares 2x Long LCID Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.26%
GraniteShares 2x Long RIVN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
GraniteShares 2x Long RIVN Daily ETF | Receivable Long Rivn Total Return Swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
GraniteShares 2x Long RIVN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
GraniteShares 2x Long RIVN Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
GraniteShares 2x Long RIVN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.91%
GraniteShares YieldBOOST NVDA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.55%
GraniteShares YieldBOOST NVDA ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
GraniteShares YieldBOOST NVDA ETF | Put NVDL January 80.78 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
GraniteShares YieldBOOST NVDA ETF | Put NVDL January 79.21 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
GraniteShares YieldBOOST NVDA ETF | Put NVDL January 82.83 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
GraniteShares YieldBOOST NVDA ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.12%
GraniteShares YieldBOOST NVDA ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
GraniteShares YieldBOOST NVDA ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
GraniteShares YieldBOOST Bitcoin ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.08%
GraniteShares YieldBOOST Bitcoin ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
GraniteShares YieldBOOST Bitcoin ETF | Put BITX January 24.97 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
GraniteShares YieldBOOST Bitcoin ETF | Put BITX January 24.78 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
GraniteShares YieldBOOST Bitcoin ETF | Put BITX January 25.04 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
GraniteShares YieldBOOST Bitcoin ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.88%
GraniteShares YieldBOOST Bitcoin ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
GraniteShares YieldBOOST Bitcoin ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
GraniteShares 2x Long MSTR Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.32%
GraniteShares 2x Long MSTR Daily ETF | GraniteShares Short MSTR Swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.39%
GraniteShares 2x Long MSTR Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.32%
GraniteShares 2x Long MSTR Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.29%
GraniteShares 2x Long MSTR Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.39%
GraniteShares 2x Short MSTR Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.04%
GraniteShares 2x Short MSTR Daily ETF | GraniteShares Short MSTR Swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.69%
GraniteShares 2x Short MSTR Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.04%
GraniteShares 2x Short MSTR Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
GraniteShares 2x Short MSTR Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.69%
GraniteShares 2x Long NOW Daily ETF | GraniteShares Long NOW Swap Cantor Fitzgerald [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.96%
GraniteShares 2x Long NOW Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.04%
GraniteShares 2x Long NOW Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.96%
GraniteShares 2x Long PDD Daily ETF | GraniteShares Long PDD Swap Cantor Fitzgerald [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.38%
GraniteShares 2x Long PDD Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.62%
GraniteShares 2x Long PDD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.38%
GraniteShares 2x Long AVGO Daily ETF | GraniteShares Long AVGO Swap Cantor Fitzgerald [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.25%
GraniteShares 2x Long AVGO Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.75%
GraniteShares 2x Long AVGO Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.25%
GraniteShares YieldBoost COIN ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.37%
GraniteShares YieldBoost COIN ETF | Put CONL January 13.81 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
GraniteShares YieldBoost COIN ETF | Put CONL January 12.89 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
GraniteShares YieldBoost COIN ETF | Put CONL January 14.20 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
GraniteShares YieldBoost COIN ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.37%
GraniteShares YieldBoost COIN ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
GraniteShares 2x Long ETOR Daily ETF | GraniteShares Long 2X ETOR Total Return Swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.27%
GraniteShares 2x Long ETOR Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.73%
GraniteShares 2x Long ETOR Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.27%
GraniteShares 2x Long BULL Daily ETF | Receivable Long 2x Bull Total Return Swap Marex [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.01%
GraniteShares 2x Long BULL Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.99%
GraniteShares 2x Long BULL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.01%
GraniteShares YieldBoost AMD ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.57%
GraniteShares YieldBoost AMD ETF | Put AMDL January 14.10 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
GraniteShares YieldBoost AMD ETF | Put AMDL January 14.00 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
GraniteShares YieldBoost AMD ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.56%
GraniteShares YieldBoost AMD ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
GraniteShares YieldBoost AMZN ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
GraniteShares YieldBoost AMZN ETF | Put AMZZ January 28.32 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
GraniteShares YieldBoost AMZN ETF | Put AMZZ January 28.79 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
GraniteShares YieldBoost AMZN ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
GraniteShares YieldBoost AMZN ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
GraniteShares YieldBoost MSTR ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.44%
GraniteShares YieldBoost MSTR ETF | Put MSTU January 8.04 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
GraniteShares YieldBoost MSTR ETF | Put MSTU January 7.70 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
GraniteShares YieldBoost MSTR ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.44%
GraniteShares YieldBoost MSTR ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
GraniteShares YieldBoost PLTR ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.06%
GraniteShares YieldBoost PLTR ETF | Put PTIR January 27.04 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
GraniteShares YieldBoost PLTR ETF | Put PTIR January 24.06 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
GraniteShares YieldBoost PLTR ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.06%
GraniteShares YieldBoost PLTR ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
GraniteShares YieldBoost SMCI ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.37%
GraniteShares YieldBoost SMCI ETF | Put SMCX January 11.49 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
GraniteShares YieldBoost SMCI ETF | Put SMCX January 11.08 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
GraniteShares YieldBoost SMCI ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.37%
GraniteShares YieldBoost SMCI ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
GraniteShares YieldBoost HOOD ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.76%
GraniteShares YieldBoost HOOD ETF | Put ROBN January 52.34 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
GraniteShares YieldBoost HOOD ETF | Put ROBN January 47.64 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
GraniteShares YieldBoost HOOD ETF | Put ROBN January 51.66 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
GraniteShares YieldBoost HOOD ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.76%
GraniteShares YieldBoost HOOD ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
GraniteShares 2x Long ISRG Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.24%
GraniteShares 2x Long ISRG Daily ETF | GraniteShares 2X Long ISRG Swap Clear Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.69%
GraniteShares 2x Long ISRG Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.24%
GraniteShares 2x Long ISRG Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.08%
GraniteShares 2x Long ISRG Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.68%
GraniteShares 2x Long NBIS Daily ETF | GraniteShares 2X Long NBIS Swap Clear Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.77%
GraniteShares 2x Long NBIS Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.23%
GraniteShares 2x Long NBIS Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.77%
GraniteShares YieldBoost META ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.84%
GraniteShares YieldBoost META ETF | Put FBL January 29.18 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
GraniteShares YieldBoost META ETF | Put FBL January 29.56 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
GraniteShares YieldBoost META ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.84%
GraniteShares YieldBoost META ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
GraniteShares YieldBoost BABA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.67%
GraniteShares YieldBoost BABA ETF | Put BABX January 35.07 01/02/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
GraniteShares YieldBoost BABA ETF | Put BABX January 32.44 01/07/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
GraniteShares YieldBoost BABA ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.66%
GraniteShares YieldBoost BABA ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
GraniteShares YieldBoost MARA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.64%
GraniteShares YieldBoost MARA ETF | Put MRAL January 4.01 01/07/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
GraniteShares YieldBoost MARA ETF | Put MRAL January 4.49 01/05/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
GraniteShares YieldBoost MARA ETF | Put MRAL January 4.61 01/02/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
GraniteShares YieldBoost MARA ETF | Put MRAL January 4.33 01/07/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
GraniteShares YieldBoost MARA ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.64%
GraniteShares YieldBoost MARA ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
GraniteShares YieldBoost IONQ ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
GraniteShares YieldBoost IONQ ETF | Put IONL January 29.53 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
GraniteShares YieldBoost IONQ ETF | Put IONL January 30.43 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
GraniteShares YieldBoost IONQ ETF | Put IONL January 29.00 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
GraniteShares YieldBoost IONQ ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.11%
GraniteShares YieldBoost IONQ ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
GraniteShares YieldBOOST Semiconductor ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.79%
GraniteShares YieldBOOST Semiconductor ETF | Put SOXL January 36.99 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
GraniteShares YieldBOOST Semiconductor ETF | Put SOXL January 38.56 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
GraniteShares YieldBOOST Semiconductor ETF | Put SOXL January 38.43 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
GraniteShares YieldBOOST Semiconductor ETF | Put SOXL January 38.90 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
GraniteShares YieldBOOST Semiconductor ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.79%
GraniteShares YieldBOOST Semiconductor ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
GraniteShares YieldBOOST Gold Miners ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.91%
GraniteShares YieldBOOST Gold Miners ETF | Put NUGT January 188.01 01/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
GraniteShares YieldBOOST Gold Miners ETF | Put NUGT January 165.47 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
GraniteShares YieldBOOST Gold Miners ETF | Put NUGT January 166.50 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
GraniteShares YieldBOOST Gold Miners ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.91%
GraniteShares YieldBOOST Gold Miners ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
GraniteShares YieldBOOST RGTI ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.05%
GraniteShares YieldBOOST RGTI ETF | Put RGTX January 10.69 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
GraniteShares YieldBOOST RGTI ETF | Put RGTX January 10.93 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
GraniteShares YieldBOOST RGTI ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.05%
GraniteShares YieldBOOST RGTI ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%
GraniteShares YieldBOOST QBTS ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.71%
GraniteShares YieldBOOST QBTS ETF | Put QBTX January 29.24 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
GraniteShares YieldBOOST QBTS ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.71%
GraniteShares YieldBOOST QBTS ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
GraniteShares YieldBOOST RIOT ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
GraniteShares YieldBOOST RIOT ETF | Put RIOX January 10.88 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.65%
GraniteShares YieldBOOST RIOT ETF | Put RIOX January 6.20 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
GraniteShares YieldBOOST RIOT ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.31%
GraniteShares YieldBOOST RIOT ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.69%
GraniteShares YieldBOOST HIMS ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.61%
GraniteShares YieldBOOST HIMS ETF | Put HIMZ January 5.76 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
GraniteShares YieldBOOST HIMS ETF | Put HIMZ January 5.10 01/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
GraniteShares YieldBOOST HIMS ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.61%
GraniteShares YieldBOOST HIMS ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
GraniteShares 2x Long GOOGL Daily ETF | Receivable Long 2x GOOGL Total return swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.66%
GraniteShares 2x Long GOOGL Daily ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.34%
GraniteShares 2x Long GOOGL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.66%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBoost AMZN ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBoost AMD ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBoost META ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBoost NVDA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBoost QBTS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBoost BABA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBoost HOOD ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBoost RGTI ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBoost PLTR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBoost TSLA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
GraniteShares YieldBOOST Single Stock Universe ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBoost HOOD ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBoost TSLA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.36%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBoost IONQ ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.24%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBoost SMCI ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.64%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBoost COIN ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.15%
GraniteShares YieldBOOST TopYielders ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%